Interest expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest expense.
Central banks deposits	€ 216	€ 127	€ 79
Credit institution deposits	2,045	1,988	2,277
Customer deposits	11,074	12,886	12,826
Debt securities issued and Subordinated liabilities	6,651	7,767	7,899
Marketable debt securities	5,685	6,822	6,965
Subordinated liabilities (Note 23)	966	945	934
Provisions for pensions (Note 25)	198	201	270
Other interest	1,561	1,098	1,035
Total interest expense	€ 21,745	€ 24,067	€ 24,386